UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number    811-10075
                                                ----------------------------

                             UBS Sequoia Fund L.L.C.
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            UNITED STATES OF AMERICA
            ------------------------
            INVESTMENTS IN SECURITIES (102.57%)
            -----------------------------------
            COMMON STOCK (102.57%)
            ----------------------
            APPAREL MANUFACTURERS (4.12%)
   64,200   Gymboree Corp. *                                       $    924,480
   83,500   Kellwood Co.                                              3,043,575
                                                                   ------------
                                                                      3,968,055
                                                                   ------------
            APPLIANCES (0.54%)
  128,400   Applica, Inc. *                                             518,736
                                                                   ------------
            APPLICATIONS SOFTWARE (1.75%)
  129,700   Moldflow Corp. *                                          1,556,400
   32,100   Pinnacle Systems, Inc. *                                    133,857
                                                                   ------------
                                                                      1,690,257
                                                                   ------------
            CIRCUIT BOARDS (4.75%)
  289,000   DDi Corp. *                                               1,465,230
   17,600   Park Electrochemical Corp.                                  373,120
   96,300   SBS Technologies, Inc. *                                  1,174,860
  176,600   TTM Technologies, Inc. *                                  1,569,974
                                                                   ------------
                                                                      4,583,184
                                                                   ------------
            COMPUTER AIDED DESIGN (1.70%)
  203,900   MSC. Software Corp. *, (a)                                1,639,356
                                                                   ------------
            COMPUTERS - MEMORY DEVICES (0.24%)
   28,800   Dot Hill Systems Corp. *                                    230,976
                                                                   ------------
           CONSUMER PRODUCTS - MISCELLANEOUS (2.18%)
   64,200   Fossil, Inc. *                                            1,986,348
    4,100   Helen Of Troy, Ltd. *                                       111,602
                                                                   ------------
                                                                      2,097,950
                                                                   ------------
            COSMETICS & TOILETRIES (0.02%)
    2,600   CCA Industries, Inc.                                         23,634
                                                                   ------------
            DISTRIBUTION/WHOLESALE (8.48%)
  256,900   Bell Microproducts, Inc. *                                1,988,406
  204,900   Huttig Building Products, Inc. *                          1,854,345
  112,400   Tech Data Corp. *, (a)                                    4,333,020
                                                                   ------------
                                                                      8,175,771
                                                                   ------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS (8.06%)
  144,500   Benchmark Electronics, Inc. *, (a)                        4,306,100
   96,400   CTS Corp.                                                 1,214,640
   97,900   Jabil Circuit, Inc. *                                     2,251,700
                                                                   ------------
                                                                      7,772,440
                                                                   ------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS (4.01%)
  272,900   Fairchild Semiconductor International, Inc. *          $  3,866,993
                                                                   ------------
            ENTERPRISE SOFTWARE/SERVICES (3.36%)
  417,500   Retek, Inc. *                                             1,903,800
   75,400   SYNNEX Corp. *                                            1,334,580
                                                                   ------------
                                                                      3,238,380
                                                                   ------------
            FOOD - MISCELLANEOUS/DIVERSIFIED (3.13%)
   70,458   J & J Snack Foods Corp. *                                 3,021,239
                                                                   ------------
            INTERNET SECURITY (3.66%)
   64,200   Symantec Corp. *                                          3,523,296
                                                                   ------------
            MEDICAL - DRUGS (0.16%)
   23,700   Collagenex Pharmaceuticals, Inc *                           155,235
                                                                   ------------
            MEDICAL INSTRUMENTS (2.78%)
   80,300   Conmed Corp. *                                            2,111,890
   32,100   DJ Orthopedics, Inc. *                                      566,565
                                                                   ------------
                                                                      2,678,455
                                                                   ------------
            MEDICAL PRODUCTS (4.67%)
  128,400   Orthofix International NV *, (a)                          4,423,380
   11,918   SRI/Surgical Express, Inc. *                                 74,130
                                                                   ------------
                                                                      4,497,510
                                                                   ------------
            NETWORKING PRODUCTS (1.94%)
  208,700   Adaptec, Inc. *, (a)                                      1,586,120
   45,000   Performance Technologies, Inc. *                            284,400
                                                                   ------------
                                                                      1,870,520
                                                                   ------------
            OFFICE AUTOMATION & EQUIPMENT (1.04%)
   32,100   Global Imaging Systems, Inc. *                              997,668
                                                                   ------------
            POWER CONVERSION/SUPPLY EQUIPMENT (3.54%)
  112,400   C&D Technologies, Inc.                                    2,137,848
  152,100   Cherokee International Corp. *                            1,276,119
                                                                   ------------
                                                                      3,413,967
                                                                   ------------
            RENTAL AUTO/EQUIPMENT (0.48%)
   41,700   Electro Rent Corp. *                                        460,368
                                                                   ------------
            RESPIRATORY PRODUCTS (3.56%)
   64,200   Respironics, Inc. *, (a)                                  3,430,848
                                                                   ------------
            RETAIL - APPAREL/SHOE (11.74%)
   64,200   Brown Shoe Co., Inc.                                      1,608,852
    6,400   Charlotte Russe Holding, Inc. *                              73,472
   15,600   Children's Place *                                          372,996
   28,900   Christopher & Banks Corp.                                   462,689

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK (CONTINUED)
            ------------------------
            RETAIL - APPAREL/SHOE (CONTINUED)
   70,600   Finish Line                                            $  2,182,952
  193,300   Stage Stores, Inc. *, (a)                                 6,614,726
                                                                   ------------
                                                                     11,315,687
                                                                   ------------
            RETAIL - BEDDING (3.09%)
  128,400   Linens 'N Things, Inc. *                                  2,975,028
                                                                   ------------
            RETAIL - COMPUTER EQUIPMENT (0.92%)
  101,300   GTSI Corp. *                                                890,427
                                                                   ------------
            RETAIL - DISCOUNT (2.90%)
  160,500   Shopko Stores, Inc. *                                     2,794,305
                                                                   ------------
            RETAIL - FABRIC STORE (3.74%)
  128,400   Jo-Ann Stores, Inc. *, (a)                                3,600,336
                                                                   ------------
            RETAIL - MUSIC STORE (1.84%)
  181,500   Trans World Entertainment *                               1,773,255
                                                                   ------------
            RETAIL - REGIONAL DEPARTMENT STORES (0.75%)
   59,500   The Bon-Ton Stores, Inc. (a)                                725,305
                                                                   ------------
            RETAIL - SPORTING GOODS (4.70%)
  132,300   Big 5 Sporting Goods Corp. *                              3,016,440
    2,100   Sport Chalet, Inc. *                                         29,085
   64,200   The Sports Authority, Inc. *                              1,489,440
                                                                   ------------
                                                                      4,534,965
                                                                   ------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.83%)
   83,000   Pericom Semiconductor Corp. *                               801,780
                                                                   ------------
            TELECOMMUNICATIONS EQUIPMENT (6.17%)
  128,400   Anaren, Inc. *                                            1,728,264
  144,500   Comtech Telecommunications *                              3,915,950
   32,100   Symmetricom, Inc. *                                         303,666
                                                                   ------------
                                                                      5,947,880
                                                                   ------------
            TRANSPORTATION - AIR FREIGHT (0.13%)
    6,400   Atlas Air Worldwide Holdings, Inc. *                        121,600
                                                                   ------------
            VITAMINS & NUTRITION PRODUCTS (0.05%)
    3,175   Nutraceutical International Corp. *                          44,736
                                                                   ------------
            WIRELESS EQUIPMENT (1.54%)
  240,800   Powerwave Technologies, Inc. *                            1,483,328
                                                                   ------------
            TOTAL COMMON STOCK (Cost $98,858,461)                    98,863,470
                                                                   ------------
            INVESTMENTS IN SECURITIES (Cost $98,858,461)             98,863,470
                                                                   ------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            SECURITIES SOLD, NOT YET PURCHASED ((25.36)%)
            ---------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED ((25.36)%)
            -----------------------------------------------
            APPAREL MANUFACTURERS ((0.86)%)
  (45,000)  Guess?, Inc. *                                         $   (801,450)
   (1,396)  Oshkosh B' Gosh, Inc.                                       (28,199)
                                                                   ------------
                                                                       (829,649)
                                                                   ------------
            BATTERIES/BATTERY SYSTEM ((0.27)%)
  (19,300)  Energy Conversion Devices, Inc. *                          (255,918)
                                                                   ------------
            CHEMICALS - SPECIALTY ((0.28)%)
  (11,300)  Symyx Technologies *                                       (266,115)
                                                                   ------------
            COMMERCIAL SERVICES ((0.49)%)
   (9,600)  CoStar Group, Inc. *                                       (472,224)
                                                                   ------------
            COMMUNICATION SOFTWARE ((0.30)%)
  (19,300)  Ulticom, Inc. *                                            (285,061)
                                                                   ------------
            COMPUTER SERVICES ((0.41)%)
  (12,800)  Cognizant Technology Solutions Corp. *                     (390,528)
                                                                   ------------
            COMPUTERS ((0.20)%)
   (6,400)  Palm One, Inc. *                                           (194,816)
                                                                   ------------
            COMPUTERS - INTEGRATED SYSTEMS ((0.55)%)
   (9,600)  Agilysys, Inc.                                             (165,984)
  (34,900)  Maxwell Technologies, Inc.                                 (359,819)
                                                                   ------------
                                                                       (525,803)
                                                                   ------------
            COMPUTERS - PERIPHERAL EQUIPMENT ((0.93)%)
  (45,000)  Immersion Corp. *                                          (239,850)
  (22,500)  InFocus Corp. *                                            (206,100)
   (7,952)  Printronix, Inc. *                                         (121,984)
  (12,800)  Transact Technologies, Inc. *                              (330,880)
                                                                   ------------
                                                                       (898,814)
                                                                   ------------
            DISTRIBUTION/WHOLESALE ((0.45)%)
   (6,400)  Advanced Marketing Services                                 (69,056)
   (6,400)  Fastenal Co.                                               (368,640)
                                                                   ------------
                                                                       (437,696)
                                                                   ------------
            DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.63)%)
  (25,700)  Viad Corp.                                                 (609,861)
                                                                   ------------
            E-COMMERCE/PRODUCTS ((0.18)%)
   (4,800)  Overstock.com, Inc. *                                      (176,304)
                                                                   ------------
            EDUCATIONAL SOFTWARE ((0.18)%)
  (10,100)  Blackboard, Inc. *                                         (173,316)
                                                                   ------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.31)%)
  (12,800)  Jabil Circuit, Inc. *                                      (294,400)
                                                                   ------------

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
            ------------------------------------------------
            ENERGY - ALTERNATIVE SOURCES ((0.51)%)
  (41,700)  FuelCell Energy, Inc. *                                $   (427,425)
   (9,600)  Plug Power, Inc. *                                          (61,536)
                                                                   ------------
                                                                       (488,961)
                                                                   ------------
            ENTERPRISE SOFTWARE/SERVICES ((0.81)%)
   (6,400)  Concord Communications, Inc. *                              (57,120)
  (25,700)  Concur Technologies, Inc *                                 (269,593)
  (12,800)  Informatica Corp. *                                         (74,880)
   (9,600)  Manugistics Group, Inc. *                                   (22,848)
  (28,900)  Ultimate Software Group, Inc. *                            (354,892)
                                                                   ------------
                                                                       (779,333)
                                                                   ------------
            ENTERTAINMENT SOFTWARE ((0.22)%)
   (6,400)  Take-Two Interactive Software, Inc *                       (210,240)
                                                                   ------------
            FINANCE - INVESTMENT BANKER/BROKER ((0.15)%)
  (16,100)  First Albany Co., Inc.                                     (147,154)
                                                                   ------------
            HOME FURNISHINGS ((0.36)%)
   (6,400)  Hooker Furniture Corp.                                     (176,832)
   (3,804)  Stanley Furniture Co., Inc.                                (167,376)
                                                                   ------------
                                                                       (344,208)
                                                                   ------------
            INTERNET INFRASTRUCTURE SOFTWARE ((0.40)%)
  (12,800)  F5 Networks, Inc. *                                        (389,888)
                                                                   ------------
            INTERNET SECURITY ((0.12)%)
  (25,700)  WatchGuard Technologies *                                  (120,276)
                                                                   ------------
            MEDICAL - BIOMEDICAL/GENETICS ((1.27)%)
  (16,100)  Advanced Magnetics, Inc. *                                 (224,756)
  (19,300)  ICOS Corp. *                                               (465,902)
  (22,500)  Medimmune, Inc. *                                          (533,250)
                                                                   ------------
                                                                     (1,223,908)
                                                                   ------------
            MEDICAL - DRUGS ((2.10)%)
  (38,500)  Accelrys, Inc. *                                           (251,020)
  (28,900)  Pharmion Corp. *                                         (1,494,014)
  (32,100)  Pozen, Inc. *                                              (280,554)
                                                                   ------------
                                                                     (2,025,588)
                                                                   ------------
            MEDICAL - HOSPITALS ((0.27)%)
  (16,100)  Symbion, Inc. *                                            (259,291)
                                                                   ------------
            MEDICAL - IMAGING SYSTEMS ((0.29)%)
  (22,500)  Vital Images, Inc. *                                       (275,625)
                                                                   ------------
            MEDICAL INFORMATION SYSTEMS ((0.71)%)
   (3,200)  Cerner Corp. *                                             (138,432)

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
            ------------------------------------------------
            MEDICAL INFORMATION SYSTEMS (CONTINUED)
  (35,300)  Eclipsys Corp. *                                       $   (550,680)
                                                                   ------------
                                                                       (689,112)
                                                                   ------------
            MEDICAL INSTRUMENTS ((0.52)%)
   (7,400)  Abaxis, Inc. *                                              (96,274)
  (11,000)  Animas Corp. *                                             (177,100)
  (12,800)  Thoratec Labs Corp. *                                      (123,136)
  (16,100)  Urologix, Inc. *                                           (101,752)
                                                                   ------------
                                                                       (498,262)
                                                                   ------------
            MEDICAL PRODUCTS ((0.39)%)
  (19,300)  EPIX Pharmaceuticals, Inc. *                               (372,683)
                                                                   ------------
            NETWORKING PRODUCTS ((0.23)%)
   (9,600)  Juniper Networks, Inc. *                                   (226,560)
                                                                   ------------
            PATIENT MONITORING EQUIPMENT ((0.44)%)
  (32,100)  Somanetics Corp. *                                         (422,115)
                                                                   ------------
            POWER CONVERSION/SUPPLY EQUIPMENT ((0.07)%)
  (25,700)  Active Power, Inc. *                                        (70,675)
                                                                   ------------
            RETAIL - APPAREL/SHOE ((0.58)%)
   (6,400)  Too, Inc. *                                                (115,648)
  (12,800)  Urban Outfitters, Inc. *                                   (440,320)
                                                                   ------------
                                                                       (555,968)
                                                                   ------------
            RETAIL - CATALOG SHOPPING ((0.56)%)
  (25,700)  Coldwater Creek, Inc. *                                    (536,359)
                                                                   ------------
            RETAIL - FABRIC STORE ((0.12)%)
   (9,600)  Hancock Fabrics, Inc./DE                                   (115,008)
                                                                   ------------
            RETAIL - HOME FURNISHINGS ((0.43)%)
  (19,300)  Design Within Reach, Inc. *                                (331,767)
  (16,100)  Restoration Hardware, Inc. *                                (83,398)
                                                                   ------------
                                                                       (415,165)
                                                                   ------------
            RETAIL - REGIONAL DEPARTMENT STORES ((0.32)%)
   (6,400)  Kohl's Corp. *                                             (308,416)
                                                                   ------------
            RETAIL - RESTAURANTS ((2.08)%)
  (32,100)  Buffalo Wild Wings, Inc. *                                 (900,084)
  (12,800)  CKE Restaurants, Inc. *                                    (141,440)
  (28,900)  McCormick & Schmick's Seafood Restaurants, Inc. *          (346,511)
  (12,800)  PF Chang's China Bistro, Inc. *                            (620,672)
                                                                   ------------
                                                                     (2,008,707)
                                                                   ------------
            RETAIL - SPORTING GOODS ((2.07)%)
  (32,100)  Cabela's, Inc. *                                           (765,585)

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


   SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
            COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
            ------------------------------------------------
            RETAIL - SPORTING GOODS (CONTINUED)
  (12,800)  Dick's Sporting Goods, Inc. *                          $   (455,936)
  (38,800)  Gander Mountain Co. *                                      (776,582)
                                                                   ------------
                                                                     (1,998,103)
                                                                   ------------
            SCHOOLS ((1.39)%)
   (9,600)  Corinthian Colleges, Inc. *                                (129,408)
   (6,400)  ITT Educational Services, Inc. *                           (230,720)
  (22,500)  Learning Tree International, Inc. *                        (317,250)
   (3,200)  Strayer Education, Inc.                                    (368,032)
   (9,600)  Universal Technical Institute, Inc. *                      (289,728)
                                                                   ------------
                                                                     (1,335,138)
                                                                   ------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((0.36)%)
  (12,800)  Exar Corp. *                                               (181,248)
  (32,100)  Sipex Corp. *                                              (168,525)
                                                                   ------------
                                                                       (349,773)
                                                                   ------------
            SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.25)%)
  (19,300)  American Superconductor Corp. *                            (239,706)
                                                                   ------------
            TELECOMMUNICATIONS EQUIPMENT ((0.12)%)
   (6,400)  Comverse Technology, Inc. *                                (120,512)
                                                                   ------------
            THERAPEUTICS ((1.58)%)
  (22,500)  Eyetech Pharmaceuticals, Inc. *                            (764,775)
  (38,500)  Medarex, Inc. *                                            (284,130)
  (12,800)  Medicines Co. *                                            (308,992)
  (12,800)  Theragenics Corp. *                                         (46,720)
  (25,700)  Vivus, Inc. *                                              (115,650)
                                                                   ------------
                                                                     (1,520,267)
                                                                   ------------
            WIRELESS EQUIPMENT ((0.60)%)
  (25,700)  Alvarion Ltd. *                                            (332,558)
  (45,000)  Vyyo, Inc. *                                               (250,200)
                                                                   ------------
                                                                       (582,758)
                                                                   ------------
            TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
              (PROCEEDS $(23,417,422))                              (24,440,264)
                                                                   ------------
            SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $(23,417,422))                              (24,440,264)
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
  NOT YET PURCHASED -- 77.21%                                        74,423,206
                                                                   ------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 22.79%                21,963,621
                                                                   ------------
TOTAL NET ASSETS -- 100.00%                                        $ 96,386,827
                                                                   ============
 *  Non-income producing security
(a) Partially or wholly held ($15,857,329 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS Sequoia Fund L.L.C.
            ----------------------------------------------------------------


By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
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By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date     November 18, 2004
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* Print the name and title of each signing officer under his or her signature.